Financial Assets and Financial Liabilities - Summary of Effect of Changes in foreign Exchange Rates (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	€ (329.5)	€ (32.5)
Effect on pre-tax equity	(328.5)	(32.7)
-0.05
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit / (loss) before tax	364.3	35.9
Effect on pre-tax equity	€ 363.0	€ 36.1
United States | U.S. dollar | Currency risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.1326	1.2271
Average rate	1.1827	1.1422